Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 12,584	$ 13,600
Associated liabilities	7,278	8,272
Fair Value
Disclosure of information about structured entities [Line Items]
Assets	12,597	13,621
Associated liabilities	7,341	8,416
Credit cards [Member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	7,106	6,825
Credit cards [Member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	7,106	6,825
Consumer installment and other personal [member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	5,228	6,291
Consumer installment and other personal [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	5,238	6,312
Business And Government [member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	250	484
Business And Government [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	$ 253	$ 484